SCHEDULE OF OTHER EXPENSES (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Notes and other explanatory information [abstract]
Advertising		$ 33,307		$ 2,481
Annual listing fee		64,370
Company insurance		282,797
Entertainment		30,977	3,260	310
Investor relationship expenses		204,808
Legal fees		115,272
Low-value assets rental		1,703	2,201	1,997
Offering expenses		758,563	199,625	316,805
Professional fees		396,915	184,253	118,036
Property tax		6,661	7,045	4,081
Printing and stationery		11,941	6,176	5,747
IT expenses		18,255	13,051	9,482
Repair and maintenance		3,728	8,720	3,504
Reversal of grant		84,091
Service fees		13,209	11,268	11,660
Subscription fee		1,083	2,165	833
Transportation and travelling expenses		144,998	3,364	867
Tools and supplies		2,333	3,516	1,086
Utilities		23,941	21,201	15,766
Others		14,190	28,830	26,111
Total	$ 1,677,512	$ 2,213,142	$ 494,675	$ 518,766